SHARE-BASED PAYMENTS - Information About Exercise Price and Remaining Useful Life of Outstanding Options (Details)	12 Months Ended
	Dec. 31, 2021 Option $ / shares	Dec. 31, 2020 Option $ / shares	Dec. 31, 2019 Option
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding at end of Year | Option	6,821,491	5,428,803	4,050,898
Weighted average of remaining useful life	6 years 9 months 18 days	5 years 10 months 24 days
Minimum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price range	$ 2.65	$ 5.6
Maximum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price range	$ 15.6	$ 16.1